Investment Securities - Summary of Equity Investment Securities Designated as at Fair Value Through Other Comprehensive Income (Detail) - Investments in equity instruments designated at fair value through other comprehensive income [member] - CAD ($)
$ in Millions
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of financial assets [line items]
Cost	$ 3,175	$ 2,737
Gross unrealized gains	487	532
Gross unrealized losses	223	91
Fair value	3,439	3,178
Preferred equity instruments [member]
Disclosure of financial assets [line items]
Cost		27
Gross unrealized gains		4
Gross unrealized losses		3
Fair value		28
Common shares [member]
Disclosure of financial assets [line items]
Cost	3,175	2,710
Gross unrealized gains	487	528
Gross unrealized losses	223	88
Fair value	$ 3,439	$ 3,150